CONVERTIBLE SENIOR NOTE (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 18, 2009
Debt Instrument [Line Items]
Warrants		$ 15,566,332	$ 677,332
Amortization of the debt discount		36,297	294,543	585,627
Convertible Senior Note [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Note issuance date	Mar. 09, 2009
Long-term convertible debt			2,032,620	6,775,400		6,775,400
Debt conversion, price per share						$ 0.08915
Annual rate					7.00%	8.00%
Minimum interest rate			6.00%
Maximum interest rate			8.00%
Debt Instrument Convertible Number Of Equity Instruments			80,000,000
Purchase price per share			$ 0.125
Beneficial conversion feature, amount			3,667,931
Debt discount			1,303,579
Amortization of the debt discount		36,297	294,543	585,627
Prepaid principal amount of convertible senior note, percent		30.00%	70.00%
Debt instrument, reduction in principal balance due to repayment			9,310,000
Prepaid portion, convertible American Depositary Shares		570,000	1,330,000
Prepaid portion, convertible shares		22,800,000	53,200,000
Interest rate on outstanding term loan		31.85%
Convertible Senior Note [Member] | Nokia Growth Partners (NGP) [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Debt discount			$ 4,345,263